FEDERATED MUNICIPAL SECURITIES FUND, INC.

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS APPROPRIATE, DATED JULY 31, 1998

    At the June 30, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

    (1) Elected three Directors.

    (2) Ratified the selection of the Fund's independent auditors.

    (3) Made the following changes to the Fund's fundamental investment policies:

         (a) Amended the Fund's fundamental investment policy regarding diversification to read as follows:

           "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

         (b) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

           "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

         (c) Amended the Fund's fundamental investment policy regarding investments in real estate to read as follows:

           "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

        (d) Amended the Fund's fundamental investment policy regarding investments in commodities to read as follows:

           "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

         (e) Amended the Fund's fundamental investment policy regarding underwriting securities to read as follows:

           "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."


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         (f) Amended the Fund's fundamental investment policy regarding lending to read as follows:

           "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

        (g)Amended the Fund's fundamental investment policy regarding concentration of the Fund's investments in securities of companies in the same industry to read as follows:

           "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may invest more than 25% of the value of its assets in industrial development bonds. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to industrial development bonds, the Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund's assets in one industry, and the Fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state."

        (h) Amended the Fund's fundamental investment policy regarding investments in municipal securities to read as follows:

           "The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax."

         (i) Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

           "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

         (j) Amended, and made non-fundamental, the Fund's fundamental investment policy on pledging assets to read as follows:

           "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

        (k) Made non-fundamental the Fund's current fundamental investment policies regarding permissible investments.

         (l) Made non-fundamental the Fund's current fundamental investment policy regarding temporary investments and eliminated the Fund's current non-fundamental investment limitation that prohibits the Fund from investing more than 20% of its assets in temporary investments.

        (m)Made non-fundamental the Fund's current fundamental investment policy regarding engaging in when-issued and delayed delivery transactions and eliminated the Fund's current non-fundamental investment policy that prohibits the Fund from engaging in such transactions to the extent that would cause the segregation of more than 20% of the value of the Fund's total assets.

         (n) Made non-fundamental the Fund's current fundamental investment policy regarding investing in securities other investment companies.


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    (4) Eliminated the following fundamental investment policies of the Fund:

        (a) The fundamental investment policy on investments in oil, gas and minerals.

        (b) The fundamental investment policy on selling securities short.

        (c) The fundamental investment policy regarding trading portfolio securities.

     (5) Amended the Fund's non-fundamental investment policy regarding illiquid securities to read as follows:

        "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

    (6) Adopted the following non-fundamental investment policy:

       "The Fund may engage in reverse repurchase agreements."

    (7) Adopted the following non-fundamental investment policy:

        "In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect.

    (8)Approved amendments to the Fund's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.

                                                                    July 2, 1999

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Federated Securities Corp., Distributor
Cusip 313913105

Cusip 313913204
Cusip 313913303

G02620-03 (7/99)